Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
REVENUE:
Revenue from contract with customer	$ 20	$ 636
Cost of revenue	263	2,261
Gross loss	(243)	(1,625)
OPERATING EXPENSES:
Research and development	4,532	9,442
Sales and marketing	341	6,268
General and administrative	5,615	8,554
Total operating expenses	10,488	24,264
LOSS FROM OPERATIONS	(10,731)	(25,889)
OTHER INCOME (EXPENSE):
Gain (Loss) on Fair Value of Convertible Note and Warrant Liabilities	2	(810)
Interest income and other	195	277
Interest expense and other	317	176
Total other income (expense), net	514	(357)
Loss before income tax expense	(10,217)	(26,246)
Provision for income tax expense	2	19
Net loss	$ (10,219)	$ (26,265)
PER SHARE DATA
Net loss per common share (basic and diluted) (in dollars per share)	$ (1.61)	$ (4.75)
Weighted average common shares outstanding (basic and diluted) (in shares)	6,352,835	5,528,862
COMPREHENSIVE LOSS:
Net loss	$ (10,219)	$ (26,265)
Change in net unrealized gain (loss) on available-for-sale securities, net of tax	(14)	490
Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, Unrealized Gain (Loss) Arising During Period, after Tax	0	(21)
Comprehensive loss	(10,233)	(25,796)
Prototype Sales [Member]
REVENUE:
Revenue from contract with customer	20	125
Development Contracts [Member]
REVENUE:
Revenue from contract with customer	$ 0	$ 511